Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Accumulated other comprehensive income	$ 6,940	$ (1,453)
Total net foreign currency translation adjustments	(1,720)	1,824
Total change in unrealized gains related to available-for-sale debt securities	(1,965)	5,385	$ 0
Total defined benefit pension adjustment	1,572	1,189
Total adjustment from change in ownership		(5)
Total other comprehensive income/(loss), net	(5,533)	8,393
Total change in unrealized gains related to available-for-sale debt securities	1,965	(5,385)	0
Total reclassificaton adjustments	(7,350)
Accumulated other comprehensive income	$ 1,407	$ 6,940	$ (1,453)